Postretirement Health Care Plan Change in Accumulated in Postretirement Benefits (Detail) (Other Postretirement Plan, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Plan
Schedule of Defined Benefit Plan Change in Accumulated Post Retirement Benefit Obligation [Line Items]
Beginning Balance	$ 30.6	$ 54.5
Service Cost	0.1	0.2	0.4
Interest Cost	1.2	1.3	2.8
Actuarial Loss	1.9	4.5
Gross Benefits Paid	(2.8)	(4.1)
Medicare Subsidy	0.2	0.9
Plan Change		(26.7)
Ending Balance	$ 31.2	$ 30.6	$ 54.5